Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 16, 2015	Mar. 25, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance			4,832,822		4,832,822		620,885
Share-based compensation arrangement by share-based payment award, options, forfeitures in period					113,388
Share Based Compensation Arrangements By Share Based Payment Award Options Assumed In Merger Weighted Average Exercise Price					$ 143.00		$ 143.00
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Assumed In Merger					1,500		1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,413,904		1,413,904
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 6.90	$ 20.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 38.50	$ 38.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term					8 years 2 months 12 days		9 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms					The exercise price of an option cannot be less than the fair value of one share of common stock on the date of grant for incentive stock options or non-statutory stock options. The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five-year period or performance conditions or both.		The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five year period or performance conditions or both
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, forfeitures in period					153,098		69,870
Share Based Compensation Arrangements By Share Based Payment Award Options Assumed In Merger Weighted Average Exercise Price								$ 143.00
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Assumed In Merger								1,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					148,144		530,813	110,920
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years	4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year
2013 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition					1 year 4 months 28 days		1 year 5 months 23 days
Non-employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options			$ 161,469	$ 122,659	$ 220,021	$ 216,672	$ 314,505	$ 1,316,036
Non employee service share based compensation nonvested awards total compensation cost not yet recognized period for recognition1					$ 491,020		$ 1,446,075
2013 Stock Plan [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance									360,545
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	177,446	143,266
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years	10 years
Share Based Compensation Arrangement By Share Based Payment Award Shares Available For Grant Addition to Twenty Fifteen Stock Plan In Period					250,000		170,000
Stock option one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	142,063	126,985
Stock option one [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term		3 years 1 month 6 days
Stock option one [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term		2 years 1 month 6 days
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage for closing price of common stock		48.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	35,383	16,282
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 3.10	$ 11.40